Variable Interest Entities - Schedule of Variable Interest Entities (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Cash and cash equivalents	$ 1,762,337		$ 1,762,337		$ 412,719	$ 2,052,731
Accounts receivable, net	3,086,195		3,086,195		2,108,099	1,877,351
Inventory	1,190,998		1,190,998		1,369,225	923,707
Prepaid expenses and other current assets	1,884,542		1,884,542		917,433	611,695
Total current assets	8,071,961		8,071,961		4,955,365	5,465,484
Property and equipment, net	932,027		932,027		931,968	998,863
Total assets	26,021,906		26,021,906		23,609,619	28,888,588
Accounts payable	3,047,197		3,047,197		7,397,650	5,519,159
Accrued expenses and other current liabilities	1,704,484		1,704,484		1,594,669	1,135,551
Deferred revenues	1,061,989		1,061,989		159,591	175,956
Line of credit, net of debt issuance costs of $0 and $15,573, respectively	2,151,108		2,151,108		456,995	531,804
Notes payable, current	900,765		900,765
Due to related party	26,784		26,784		17,253	140,682
Total current liabilities	11,317,275		11,317,275		12,973,319	8,878,936
Revenues, net	6,880,026	$ 5,968,255	10,547,136	$ 11,706,789	19,629,062	16,502,209
Cost of revenues	4,889,784	3,924,252	7,308,196	7,869,810	12,822,450	11,425,619
Gross profit	1,990,242	2,044,003	3,283,940	3,836,979	6,806,612	5,076,590
Selling, general and administrative	2,770,930	3,392,596	6,963,643	6,441,784	15,909,840	9,718,286
Operating income	(780,688)	(1,348,593)	(3,724,703)	(2,604,805)	(13,026,228)	(4,641,696)
Total other (expense) income	(821,451)	(375,467)	3,392,056	(474,457)	(1,192,299)	(398,406)
Loss before income taxes	(1,602,139)	(1,724,060)	(332,647)	(3,079,262)	(14,218,527)	(5,040,102)
Income tax expense		51,005		74,200	(19,547)	303,915
Net loss	(1,602,139)	(1,775,065)	(332,647)	(3,153,462)	(14,198,980)	$ (5,344,017)
Variable Income Interest Rate [Member]
Cash and cash equivalents	802,033		802,033		6,234
Accounts receivable, net	955,246		955,246		21,697
Inventory	20,623		20,623		51,090
Prepaid expenses and other current assets	1,412,728		1,412,728		379,561
Total current assets	3,190,630		3,190,630		458,582
Property and equipment, net	24,001		24,001		32,661
Total assets	3,214,631		3,214,631		491,243
Accounts payable	194,738		194,738		337,648
Accrued expenses and other current liabilities	15,806		15,806
Deferred revenues	907,500		907,500
Line of credit, net of debt issuance costs of $0 and $15,573, respectively	1,690,945		1,690,945
Notes payable, current	150,000		150,000
Due to related party	315,666		315,666		315,666
Total current liabilities	3,274,655		3,274,655		$ 12,973,319
Revenues, net	1,051,945	80,120	1,274,477	285,542
Cost of revenues	789,000	49,590	994,923	124,659
Gross profit	262,945	30,530	279,554	160,883
Selling, general and administrative	136,648	100,961	203,562	192,699
Operating income	126,297	(70,431)	75,992	(31,816)
Interest expense	(21,331)		(56,956)
Total other (expense) income	(21,331)		(56,956)
Loss before income taxes	104,966	(70,431)	19,036	(31,816)
Income tax expense
Net loss	$ 104,966	$ (70,431)	$ 19,036	$ (31,816)